Equity Method Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments
Equity Method Investments

Note 13.  Equity Method Investments

Associates consisted of the following:

			December 31, 2022		December 31, 2023
		Place of
		Incorporation
	Principal	and	Carrying	Holding	Carrying	Holding
Name of Associate	Activities	Operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$—	35.72	$—	32.21
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	315	4.93	303	4.52
Viewsil Microelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,635	49.00	—	—
Guangzhou Pixtalks Information Technology Co., Ltd.	3D structured light module	Guangzhou, China	285	29.50	153	29.50
Prilit Optronics, Inc.	LCD panel components manufacturing	Tainan, Taiwan	3,298	15.00	3,034	14.95
			$6,533		$3,490

Prilit Optronics, Inc. was purchased with original investment amount of $3,264 thousand in October 2022.

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended December 31,
	2021	2022	2023

	(in thousands)
The Company’s share of losses of associates	$(1,392)	(743)	(598)
The Company’s share of other comprehensive income of associates	$55	(86)	20
The Company’s share of total comprehensive income of associates	$(1,337)	(829)	(578)

The Company has not recognized losses of $24 thousand, $302 thousand and $691 thousand in relation to its interest in Ganzin Technology Corp. for the year ended December 31, 2021, 2022 and 2023, respectively, because the Company has no obligation in respect of the losses. As of December 31, 2023, the cumulative unrecognized losses in relation to the Company’s interest in Ganzin Technology Corp. was $1,017 thousand.

As of December 31, 2022 and 2023, none of the Company’s equity method investments was pledged as collateral.